UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-07471


Matthew 25 Fund
(Exact name of registrant as specified in charter)

413 Johnson Street, Suite # 200
Jenkintown, PA  19046
(Address of principal executive offices)


Mark Mulholland
P.O. Box 2479
Jenkintown, PA  19046
(Name and address of agent for service)


Registrant's telephone number, including area code: (215) 884-4458


Date of fiscal year end: December 31

Date of reporting period: March 31, 2014


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

The Matthew 25 Fund
Schedule of Investments
March 31, 2014
(unaudited)


Shares/Principal Amount        Historical Cost    Market Value   % of Net Assets

 COMMON STOCKS

 Air Courier Services
 302,500 FedEx Corporation        $28,177,530          $40,099,400     4.91%

 Business Services
 515,000 Mastercard Inc.           20,824,658           38,470,500     4.71%

 Cable & Other Pay Television Services
 515,000 Scripps Networks Interactive, Inc.
				   30,815,567           39,093,650     4.79%

 Canned Fruits, Veg & Preserves, Jams & Jellies
 92,500 J.M. Smucker Co.            6,718,001            8,994,700     1.10%

 Computer Programming & Data Processing
 33,500  Google, Inc. *            22,728,130           37,336,085     4.58%

 Construction Machinery & Equipment
 320,000 Caterpillar, Inc.         25,885,174           31,798,400     3.90%

 Crude Petroleum & Natural Gas
 255,000 Devon Energy Co.          14,927,081           17,067,150     2.90%

 Electronic Computers
 207,500 Apple, Inc.               99,164,248          111,373,550    13.65%

 Finance Services
 1,706,500 KKR & CO. LP            28,007,453            38,976,460     4.78%

 Fire, Marine & Casualty Insurance
 207 Berkshire Hathaway, Cl A *    27,602,988            38,781,450     4.75%

 National Commercial Banks
 155,000 PNC Financial Services     11,590,441          13,485,000     1.65%
 669,000 JP Morgan Chase & Co.      28,926,778          40,614,990     4.98%

 Natural Gas Transmission
 170,000 Kinder Morgan, Inc.         3,904,016            5,523,300    0.68%
 340,000 Boardwalk Pipeline Partners 4,395,482            4,559,400    0.56%

 Oil, Gas Field Services
 392,500 Halliburton, Co.           16,514,676           23,114,325    2.83%

 Railroads, Line-Haul Operations
 171,000 Kansas City Southern       10,279,261           17,452,260    2.14%

 Real Estate Investment Trusts
 3,171,000 Brandywine Rlty Trust    38,625,751           45,852,660    5.62%

 Retail - Eating Places
 18,950 Biglari Holdings, Inc.*	     6,598,917            9,237,936    1.13%

 Retail - Grocery Stores
 95,500 The Fresh Market, Inc.*	     3,115,664            3,208,800    0.39%

 Security Brokers, Dealers & Exchanges
 247,500 Goldman Sachs Group        32,633,592           40,552,875    4.97%

 Services - Educational Services
 135,000 K12, Inc. 		     2,676,004            3,057,750    0.38%

 Services - Help Supply Services
 850,000 Kelly Services,Inc. Cl A   14,830,273          20,170,500    2.47%
 10,940 Kelly Services,Inc. Cl B       205,454             260,044    0.03%

 Shopping Goods Store
 905,000 Cabelas, Inc. *            40,413,764          59,286,550    7.27%

 State Commercial Banks
 675,000 East West Bancorp, Inc.    13,551,975          24,637,500    3.02%

 Telephone Communications
 2,550,000 Telefonica SA *         35,544,398           40,264,500    4.93%

 Transportation Equipment
 294,000 Polaris Industries, Inc.  20,758,456           41,074,740    5.03%


 Total Common Stocks              589,415,730          794,344,474   97.34%

 WARRANTS
 131,200 Kinder Morgan, Inc.*        160,064               230,912    0.03%
 128,000 JP Morgan Chase & Co.*    1,828,163             2,585,600    0.32%


 PRIVATE STOCK HOLDING FOR
 SECURITIES CLEARING SERVICES
 0.080 Depository Trust&Clearing        694		       702    0.00%


 PREFERRED STOCKS
 225,000  Fed Nat'l Mortgage Assoc *   3,224,704           4,036,500   0.50%
 105,000  Fed Nat'l Mortgage Assoc *   1,299,707           1,838,550   0.23%
 110,000  Fed Nat'l Mortgage Assoc *   1,350,373           1,827,100   0.22%
 143,500  Fed Nat'l Mortgage Assoc *   1,938,279           2,505,510   0.31%
  90,500  Fed Nat'l Mortgage Assoc *   1,102,334           1,539,405   0.19%
  87,500  Fed Nat'l Mortgage Assoc *   1,107,697           1,493,625   0.18%
  62,500  Fed Nat'l Mortgage Assoc *     815,105           1,062,500   0.13%
 180,000  Fed Nat'l Mortgage Assoc *   1,613,714           3,366,000   0.41%



Total Investments                    603,856,564         814,830,878   99.86%


Other Assets in Excess
of Liabilities                         1,154,926           1,154,926    0.14%

Net Assets                          $605,011,489        $815,985,804  100.00%



 * Non-Income producing securities during the period.




Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

   Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

   Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

   Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2014 in valuing the Fund's investments carried at value:

    Investments in Securities  Level 1      Level 2       Level 3  Total

     Common Stocks             $794,344,474  $0            $0       $794,344,474
     Other                     $         $0  $0	           $702     $        702
     Warrants                  $  2,816,512  $0            $0       $  2,816,512
     Preferred Stock           $ 17,669,190  $0		   $0       $ 17,669,190
                               -----------  -----------   -----    ------------
                               $814,830,176  $0		   $702     $814,830,878



Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Mark Mulholland, President of Matthew 25 Fund, certify that:

1. I have reviewed this report on Form N-Q of the Matthew 25 Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Matthew 25 Fund as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Matthew 25 Fund and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation;
and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. I have disclosed to the Matthew 25 Fund's auditors and the audit committe of the Matthew 25 Fund's Board of Trustees:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Matthew 25 Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Matthew 25 Fund's internal control over financial reporting.



Matthew 25 Fund

/S/ Mark Mulholland
________________________________
Mark Mulholland, President
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

May 30, 2014




Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Matthew 25 Fund
/S/ Mark Mulholland, President
_________________________________
Mark Mulholland
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

May 30, 2014


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Matthew 25 Fund
/S/ Mark Mulholland, President
_________________________________
Mark Mulholland
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

May 30, 2014